REVENUE - Disaggregation of revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Number of reportable segments | segment	2
Revenue	$ 159,484	$ 93,194
Travel Marketplace
Disaggregation of Revenue [Line Items]
Revenue	157,473	92,038
SAAS Platform
Disaggregation of Revenue [Line Items]
Revenue	$ 2,011	$ 1,156